Financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets measured at fair value	$ 254,276,870	$ 279,137,265
Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	247,642,657	268,336,625
Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	6,634,213	10,800,640
Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	12,890,967	39,204,922
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	12,890,967	39,204,922
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	225,195,695	223,594,222
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	225,195,695	223,594,222
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Public Debt Securities [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	1,179,100	5,537,481
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	1,179,100	5,537,481
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Stocks And Corporate Bonds [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	6,634,213	10,800,640
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	6,634,213
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest Rates Swap [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	8,376,895
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member] | Level One Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value	8,376,895
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member] | Level Two Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value		$ 10,800,640
Financial Assets At Fair Value Through Profit Or Loss [Member] | Interest In Companies [Member] | Level Three Of Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Assets measured at fair value